Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per Share ("EPS")
Schedule of calculation of the basic EPS and the diluted EPS

	Net Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount

	(Dollars in Thousands,
	Except Per Share Amounts)
December 31, 2023:
Basic EPS
Net income available to common shareholders	$411,768	62,082,827	$6.63
Potential dilutive common shares	—	138,774
Diluted EPS	$411,768	62,221,601	$6.62
December 31, 2022:
Basic EPS
Net income available to common shareholders	$300,232	62,658,414	$4.79
Potential dilutive common shares	—	151,820
Diluted EPS	$300,232	62,810,234	$4.78
December 31, 2021:
Basic EPS
Net income available to common shareholders	$253,922	63,352,737	$4.01
Potential dilutive common shares	—	133,629
Diluted EPS	$253,922	63,486,366	$4.00